Summary of Significant Accounting Policies (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Other underwriting expense			$ 33,600,000
Advertising cost			900,000
Comprehensive loss amounted	$ 400,000	$ 700,000	$ 700,000
Extended term			5 years
Pricing issues terms			10 years	10 years
Accrued income tax payable			$ 9
Number of reporting units			1	1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Underpayment of taxes | ¥				¥ 100,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Underpayment of taxes			$ (14,537)
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants per share (in Dollars per share) | $ / shares			$ 0.58
Shares, issued (in Shares) | shares			350,000
Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants per share (in Dollars per share) | $ / shares			$ 0.58
Exercise price (in Dollars per share) | $ / shares			$ 12
Representative Warrants (in Shares) | shares			690,000
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 11.5
Public warrants (in Shares) | shares			13,800,000